Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Variable Portfolio – Conservative Portfolio - Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 1
Average Annual Return, Percent	[1]	4.69%	1.70%	2.67%
Variable Portfolio – Conservative Portfolio - Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 2
Average Annual Return, Percent		4.42%	1.46%	2.51%
Variable Portfolio – Conservative Portfolio - Class 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 4
Average Annual Return, Percent		4.49%	1.46%	2.51%
Variable Portfolio – Moderately Conservative Portfolio - Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 1
Average Annual Return, Percent	[1]	6.72%	3.23%	3.85%
Variable Portfolio – Moderately Conservative Portfolio - Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 2
Average Annual Return, Percent		6.41%	2.98%	3.70%
Variable Portfolio – Moderately Conservative Portfolio - Class 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 4
Average Annual Return, Percent		6.40%	2.97%	3.70%
Variable Portfolio – Moderate Portfolio - Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 1
Average Annual Return, Percent	[1]	9.00%	4.99%	5.14%
Variable Portfolio – Moderate Portfolio - Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 2
Average Annual Return, Percent		8.72%	4.73%	4.99%
Variable Portfolio – Moderate Portfolio - Class 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 4
Average Annual Return, Percent		8.71%	4.72%	4.99%
Variable Portfolio - Moderately Aggressive Portfolio - Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 1
Average Annual Return, Percent	[1]	11.28%	6.39%	6.23%
Variable Portfolio - Moderately Aggressive Portfolio Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 2
Average Annual Return, Percent		11.00%	6.13%	6.07%
Variable Portfolio – Moderately Aggressive Portfolio - Class 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 4
Average Annual Return, Percent		10.98%	6.13%	6.07%
Variable Portfolio – Aggressive Portfolio - Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 1
Average Annual Return, Percent	[1]	13.49%	7.91%	7.37%
Variable Portfolio – Aggressive Portfolio - Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 2
Average Annual Return, Percent		13.20%	7.64%	7.22%
Variable Portfolio – Aggressive Portfolio - Class 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 4
Average Annual Return, Percent		13.21%	7.64%	7.22%
MSCI EAFE Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index (Net)
Average Annual Return, Percent		3.82%	4.73%	5.20%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
Blended Benchmark - 80% Bloomberg U.S. Aggregate Bond Index, 14% Russell 3000® Index, 6% MSCI EAFE Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Blended Benchmark - 80% Bloomberg U.S. Aggregate Bond Index, 14% Russell 3000® Index, 6% MSCI EAFE Index (Net)
Average Annual Return, Percent		4.38%	2.06%	3.26%
Blended Benchmark - 65% Bloomberg U.S. Aggregate Bond Index, 24% Russell 3000® Index, 11% MSCI EAFE Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Blended Benchmark - 65% Bloomberg U.S. Aggregate Bond Index, 24% Russell 3000® Index, 11% MSCI EAFE Index (Net)
Average Annual Return, Percent		6.67%	3.79%	4.62%
Blended Benchmark - 50% Bloomberg U.S. Aggregate Bond Index, 35% Russell 3000® Index, 15% MSCI EAFE Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Blended Benchmark - 50% Bloomberg U.S. Aggregate Bond Index, 35% Russell 3000® Index, 15% MSCI EAFE Index (Net)
Average Annual Return, Percent		9.20%	5.57%	6.03%
Blended Benchmark - 46% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 19% MSCI EAFE Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Blended Benchmark - 46% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 19% MSCI EAFE Index (Net)
Average Annual Return, Percent		11.76%	7.32%	7.40%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
Blended Benchmark - 56% Russell 3000® Index, 24% MSCI EAFE Index (Net), 20% Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Blended Benchmark - 56% Russell 3000® Index, 24% MSCI EAFE Index (Net), 20% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		14.17%	8.95%	8.67%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent		23.81%	13.86%	12.55%
MSCI EAFE Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index (Net)
Average Annual Return, Percent		3.82%	4.73%	5.20%

[1]	The returns shown for periods prior to February 20, 2019 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Class 2. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investment-products/variable-products/appended-performance for more information.